STOCKHOLDERS' DEFICIENCY (Details Narrative) - USD ($)				1 Months Ended									6 Months Ended	12 Months Ended		23 Months Ended
		Mar. 01, 2017	May 14, 2014	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015	Mar. 25, 2015	Feb. 28, 2015	Nov. 30, 2014	Feb. 28, 2014	Nov. 30, 2011	Nov. 30, 2004	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	May 31, 2014	Feb. 28, 2013
Class of Stock [Line Items]
Number of securities called by warrants or rights				840,000		331,293		840,000					140,000			563,910	140,000		37,594
Exercise price of warrants or rights (in dollars per share)						$ 1.393							$ 5.90			$ 2.66	$ 5.90	$ 1.393	$ 2.66
Proceeds from issuance or sale of equity		$ 1,030,000						$ 3,005,000					$ 1,030,000	$ 0	$ 3,005,000
Payments of stock issuance costs								145,000
Aggregate cost								$ 3,150,000
Convertible preferred stock issued upon conversion								333,959
Description of reverse stock split			seven to one											seven (7) for one (1) (i.e., seven shares of Common stock, $ 0.001 nominal value each, will be combined into one share of Common stock $ 0.001 nominal value).
Preferred stock, conversion basis														Each share of Series C Preferred stock is convertible into one share of Common stock (subject to adjustment) at any time at the option of the holders, provided that each holder would be prohibited from converting Series C Preferred stock into shares of Common stock if, as a result of such conversion, any such holder, together with its affiliates, would own more than 9.99% of the total number of shares of Common stock then issued and outstanding.
Warrants issued to purchase of common stock (in shares)											2,319,062					563,910
Common stock, capital shares reserved for future issuance										714,286		400,000
Expiration period									10 years	10 years		10 years
Number of shares available for grant														115,404
Warrants expiration term				Feb. 28, 2019				Feb. 28, 2017
Value of common stock issued for services															$ 0
Number of shares granted, net of forfeitures														275,038
Exercise Price Two [Member]
Class of Stock [Line Items]
Number of securities called by warrants or rights								420,000
Exercise price of warrants or rights (in dollars per share)								$ 6.00
Exercise Price One [Member]
Class of Stock [Line Items]
Number of securities called by warrants or rights								420,000
Exercise price of warrants or rights (in dollars per share)								$ 3.00
Employee Stock Option [Member]
Class of Stock [Line Items]
Non-vested stock options granted													$ 992,000	$ 1,340,000
Non-vested stock options granted weighted average period													2 years 9 months 18 days	2 years 7 days
Employees And Directors [Member] | Employee Stock Option [Member]
Class of Stock [Line Items]
Number of shares granted in period, fair value														$ 3.34	$ 2
Number of shares exercises in period, intrinsic value														$ 2,200	$ 0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of common stock issued								833,333							0
Convertible preferred stock issued upon conversion						603,769		123,057
Conversion of stock, issued															(2,128,868)
Number of common stock issued for services						57,143								0	0
Value of common stock issued for services														$ 0	$ 0
Series B Two Preferred Stocks [Member]
Class of Stock [Line Items]
Convertible preferred stock issued upon conversion								1,174,042
Series B One Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock issued upon conversion								560,594
Common stock [Member]
Class of Stock [Line Items]
Number of common stock issued								216,667							216,667
Number of securities called by warrants or rights																			37,594
Exercise price of warrants or rights (in dollars per share)																			$ 2.66
Conversion of stock, issued						2,131,081									2,131,081
Number of common stock issued for services														9,000	100,000
Value of common stock issued for services	[1]
Consultant [Member]
Class of Stock [Line Items]
Number of securities called by warrants or rights							61,000
Exercise price of warrants or rights (in dollars per share)							$ 2.57
Warrants expiration period							Mar. 25, 2020
Consultant [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Number of common stock issued for services					9,000	100,000
Value of common stock issued for services					$ 49,000

[1]	Represents an amount lower than $ 1.